INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of income tax expense/ (benefit)

	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax (i)	246,591	734,617	(474,874)
Deferred tax (i)	(260,540)	(353,410)	669,161
Total	(13,949)	381,207	194,287

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income before provision for income taxes	1,102,449	1,752,990	1,160,892
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	275,612	438,248	290,223
Non-deductible expenses	2,101	15,968	485
Effect of income not taxable	—	—	(28,996)
Effect of tax holiday and preferential tax rate	(265,545)	(167,870)	(93,121)
Effect of tax losses not recognized	165	299	903
Adjustment on current income tax of the previous periods (ii)	(33,633)	(44)	(7,119)
Effect of different tax rates of subsidiaries operating in other jurisdictions	7,351	23,329	23,189
Effect of withholding income tax	—	71,277	8,723
Income tax (benefit) / expense	(13,949)	381,207	194,287

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	265,545	167,870	93,121
The aggregate effect on basic and diluted net income per share:
- Basic	2.2458	1.3936	0.7618
- Diluted	2.2326	1.3731	0.7492
(i)

As discussed in Note 2, starting from May 2018, the Group no longer provides quality assurance services to investors and related assurance program liability was derecognized. The reversal of deferred tax assets associated with assurance program liability resulted in a decrease in deferred tax assets with a corresponding decrease in income tax payable. As a result, the current tax portion of income tax expense for the year ended December 31, 2018 was a net income tax benefit.

(ii)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax assets: (i)
Liabilities from quality assurance program and guarantee	696,237	1,244
Deferred revenue	55,727	68,956
Refund liability	—	63,092
Accrued expenses	49,125	50,844
Total	801,089	184,136

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities: (i)
Withholding tax on cash dividend from PRC	11,277	—
Contract assets, net	—	467,997
Contract cost	—	34,906
Total	11,277	502,903
(i)	Deferred tax assets and deferred tax liabilities as of December 31, 2018 included the cumulative adjustment upon adoption of ASC 606 as of January 1, 2018, which was 16,746 and 456,165 respectively.